Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.35563%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,860,838.37

Principal:
Principal Collections	$22,892,878.52
Prepayments in Full	$10,710,275.72
Liquidation Proceeds	$455,303.77
Recoveries	$30,815.81
Sub Total	$34,089,273.82
Collections	$37,950,112.19

Purchase Amounts:
Purchase Amounts Related to Principal	$94,910.24
Purchase Amounts Related to Interest	$460.33
Sub Total	$95,370.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,045,482.76

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,045,482.76
Servicing Fee	$794,073.55	$794,073.55	$0.00	$0.00	$37,251,409.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,251,409.21
Interest - Class A-2a Notes	$674,796.33	$674,796.33	$0.00	$0.00	$36,576,612.88
Interest - Class A-2b Notes	$503,325.66	$503,325.66	$0.00	$0.00	$36,073,287.22
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$33,947,693.47
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$33,661,755.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,661,755.97
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$33,466,658.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,466,658.97
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$33,327,049.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,327,049.80
Regular Principal Payment	$34,477,948.58	$33,327,049.80	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$38,045,482.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,327,049.80
Total					$33,327,049.80

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,876,296.50	$72.25	$674,796.33	$2.58	$19,551,092.83	$74.83
Class A-2b Notes	$14,450,753.30	$72.25	$503,325.66	$2.52	$14,954,078.96	$74.77
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$33,327,049.80	$25.33	$3,924,359.41	$2.98	$37,251,409.21	$28.31

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$142,562,603.89	0.5456942	$123,686,307.39	0.4734404
Class A-2b Notes	$109,138,835.52	0.5456942	$94,688,082.22	0.4734404
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$841,231,439.41	0.6393405	$807,904,389.61	0.6140118

Pool Information
Weighted Average APR	5.104%	5.129%
Weighted Average Remaining Term	46.58	45.83
Number of Receivables Outstanding	31,513	30,844
Pool Balance	$952,888,255.01	$918,234,414.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$874,710,262.55	$843,553,299.65
Pool Factor	0.6601783	0.6361695

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$74,681,114.66
Targeted Overcollateralization Amount	$111,480,923.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,330,024.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$500,472.45
(Recoveries)		24	$30,815.81
Net Loss for Current Collection Period			$469,656.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5915%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6948%
Second Prior Collection Period			0.5414%
Prior Collection Period			0.4737%
Current Collection Period			0.6024%
Four Month Average (Current and Prior Three Collection Periods)			0.5781%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		829	$4,035,313.38
(Cumulative Recoveries)			$254,538.85
Cumulative Net Loss for All Collection Periods			$3,780,774.53
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2619%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,867.69
Average Net Loss for Receivables that have experienced a Realized Loss			$4,560.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	184	$7,277,271.59
61-90 Days Delinquent	0.18%	39	$1,632,285.37
91-120 Days Delinquent	0.04%	9	$393,878.40
Over 120 Days Delinquent	0.04%	6	$364,352.98
Total Delinquent Receivables	1.05%	238	$9,667,788.34

Repossession Inventory:
Repossessed in the Current Collection Period		16	$742,279.70
Total Repossessed Inventory		25	$1,198,445.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1582%
Prior Collection Period			0.1491%
Current Collection Period			0.1751%
Three Month Average			0.1608%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2603%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$3,304,664.04
2 Months Extended	155	$6,442,010.98
3+ Months Extended	17	$699,894.73

Total Receivables Extended	254	$10,446,569.75
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer